Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 3,703	$ 4,474
Less: accumulated depreciation	(982)	(129)
Impairment	(849)
Property and equipment, net	1,872	4,345
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	2,288	3,351
Furniture, Fixtures and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	1,332	1,034
Plants [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 83	$ 89